Summary of Significant Accounting Policies - Schedule of Gain or Loss on Foreign Currency Transaction (Details) - HKD [Member]	Jun. 30, 2025	Jun. 30, 2024
Schedule of Gain or Loss on Foreign Currency Transaction [Line Items]
Foreign currency transaction	0.078	0.078
Foreign Exchange Contract [Member]
Schedule of Gain or Loss on Foreign Currency Transaction [Line Items]
Foreign currency transaction	0.078	0.078